VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Acquired Value of In-Force Non-Participating Investment Contracts - Life and Annuity Insurance Product Line [Member] - In-Force [Member] - Nonparticipating Life Insurance Contract [Member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Acquired Value of In-Force Non-Participating Investment Contracts [Line Items]
Beginning Balance	£ 306	£ 340
Acquisition of business	5
Amortisation taken to income statement (note 11)	(40)	(34)
Ending Balance	£ 271	£ 306